Leases - Narrative (Details)	1 Months Ended		12 Months Ended
	Aug. 31, 2022 USD ($)	Jun. 30, 2022 USD ($) transaction	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Lessee, Lease, Description [Line Items]
Finance lease, renewal term			5 years
Sale and lease back transaction book value, net			$ 176,569,000	$ 194,253,000
Financial obligation			214,672,000
Payments to acquire assets			65,446,000	134,643,000
Book value, net			571,627,000	595,846,000
Impairment losses			$ 200,000
California
Lessee, Lease, Description [Line Items]
Impairment losses				800,000
Colorado
Lessee, Lease, Description [Line Items]
Impairment losses				4,000,000
Real estate | Minimum
Lessee, Lease, Description [Line Items]
Finance lease, renewal term			1 year
Real estate | Maximum
Lessee, Lease, Description [Line Items]
Finance lease, renewal term			10 years
Dispensary and office space
Lessee, Lease, Description [Line Items]
Finance lease, renewal term			1 year
Cultivation and processing facility
Lessee, Lease, Description [Line Items]
Financial obligation				9,700,000
Disposal of property, plant and equipment				$ 9,700,000
Sale leaseback, term				4 years
Option to purchase property, value				$ 1
Cultivation and processing facility | Illinois, Pennsylvania and Florida | Minimum
Lessee, Lease, Description [Line Items]
Financial obligation amortization period		13 years
Cultivation and processing facility | Illinois, Pennsylvania and Florida | Maximum
Lessee, Lease, Description [Line Items]
Financial obligation amortization period		14 years
Cultivation and processing facility | Massachusetts
Lessee, Lease, Description [Line Items]
Payments to acquire assets	$ 15,000,000
Cultivation and processing facility | Amesbury
Lessee, Lease, Description [Line Items]
Impairment losses				$ 1,000,000
Building and improvements | Massachusetts
Lessee, Lease, Description [Line Items]
Sale and lease back transaction book value, net	21,500,000
Financial obligation	21,500,000
Disposal of property, plant and equipment	$ 21,500,000
Sale leaseback, term	23 years
Sale leaseback transaction, net proceeds	$ 5,400,000
Building and improvements | Massachusetts | Other income (expense)
Lessee, Lease, Description [Line Items]
Loss on disposal of assets	3,900,000
Building Improvements And Equipment | Illinois, Pennsylvania and Florida
Lessee, Lease, Description [Line Items]
Number of sale and lease back transactions entered | transaction		3
Sale and lease back transaction book value, net		$ 48,700,000
Financial obligation		50,100,000
Deferred gain on sale and lease back transaction		$ 1,400,000
Building improvements | Massachusetts
Lessee, Lease, Description [Line Items]
Book value, net	$ 10,200,000